Expense Example {- Fidelity Global Credit Fund} - 12.31 Fidelity Global Credit Fund AMCIZ PRO-12 - Fidelity Global Credit Fund	Mar. 01, 2021 USD ($)
Fidelity Advisor Global Credit Fund: Class A
Expense Example:
1 year	$ 498
3 years	752
5 years	1,035
10 years	1,842
Fidelity Advisor Global Credit Fund: Class M
Expense Example:
1 year	498
3 years	766
5 years	1,066
10 years	1,919
Fidelity Advisor Global Credit Fund: Class C
Expense Example:
1 year	278
3 years	612
5 years	1,085
10 years	2,394
Fidelity Advisor Global Credit Fund: Class I
Expense Example:
1 year	77
3 years	279
5 years	507
10 years	1,163
Fidelity Advisor Global Credit Fund: Class Z
Expense Example:
1 year	67
3 years	256
5 years	471
10 years	$ 1,089